[Logo] wm
       GroupofFunds




                                                                   money market
                                                                          funds


                               [Graphic Omitted]


                                                   THE DIFFERENCE IS EXPERIENCE

                                                                  Annual Report
                                            for the year ended October 31, 2000
money funds

money market fund

tax-exempt money market fund

california money fund

                             contents

                             message from the president .............    1

                             is the market becoming more volatile? ..    2

                             individual fund reviews ................    5

                             statements of assets and liabilities ...    6

                             statements of operations ...............    7

                             statements of changes in net assets ....    8

                             statements of changes in net
                             assets - capital stock activity ........    9

                             financial highlights ...................   10

                             portfolio of investments ...............   12

                             notes to financial statements ..........   19

                             independent auditor's report ...........   23

                             tax information (unaudited) ............   24

[Photo of William G. Papesh]

DEAR SHAREHOLDER,

Looking at the performance of U.S. equity markets over the past year, volatility certainly has been the underlying theme. We have witnessed daily fluctuations of the Dow Jones Industrial Average (DJIA) that seem larger than many of us can ever remember. In fact, these fluctuations have been greater this year than in any year during the 1990s.(1) The important thing to keep in mind, however, is that volatility is a natural part of investing. If you build a well-diversified investment portfolio while maintaining a long-term perspective, you can potentially lower your risk and be less concerned with market volatility over the short term.

Diversification is the key to controlling market volatility. The old adage "don't put all your eggs in one basket," certainly rings true when it comes to investing. It also represents the basis of mutual fund investing. Mutual funds are able to hold a large number of securities, allowing them to achieve a level of diversification that would otherwise be difficult for individual investors to attain on their own. At the WM Group of Funds, we take the concept of diversification a step further. We have built a fund family that is predicated on the investment tenets of diversification and risk management. Whether you've invested in one or more of our 18 individual mutual funds or our five actively managed Strategic Asset Management Portfolios, your long-term assets are being managed with a focus on some degree of diversification and/or asset allocation.

The WM Group of Funds utilizes multiple levels of diversification. We offer a comprehensive family of funds that is representative of the major asset classes or investment categories. We also give you access to different investment styles, such as growth or momentum investing and value investing. Over the past year, we have rounded out our equity fund offerings by introducing the WM Mid Cap Stock Fund and repositioning the WM Equity Income Fund into larger-cap, traditional dividend-producing value holdings. Our newest fund, the WM Mid Cap Stock Fund represents an important segment of the investment arena, mid-sized companies, and underscores another level of diversification -- company size. In addition, our fixed-income funds provide investment choices segmented by type of issuer, maturity, and yield potential.

Another unique feature of the WM Group of Funds family is the structure of its portfolio management team. All mutual funds have an investment advisor that oversees the day-to-day investment management of the Funds. Our investment advisor, WM Advisors, Inc., has created an environment that allows additional managers and management companies to leverage their strengths in one fund family, giving you access to multiple managers and management styles.

In addition to the investment advisor, a very important aspect of mutual fund investing is the Board of Trustees. As mandated by the Investment Company Act of 1940, all mutual funds are required to have a board structure that looks out for the best interest of you, the shareholder. They are responsible for protecting the interests of fund investors as well as overseeing general fund operations. It is important to note that 11 of the 14 Board members are not directly affiliated with WM Advisors, which offers objective leadership to the process. In the coming pages of this report, we highlight the members of the WM Board of Trustees and provide some insight into how they assist in the overall management of your investment assets. I also wanted to express my personal appreciation to the WM Trustees, who have helped shape and grow the fund family, ever mindful of the interests of all shareholders.

Thank you for your continued support and trust in the WM Group of Funds. For more than 60 years, and through various economic and market cycles, we have been dedicated to helping you build your investment wealth. Please take the time to review the following pages that highlight the important facets of the performance of your investments and the financial markets during the past year, as well as recognizing the value and importance of your WM Group of Funds' Board of Trustees. I again want to take the opportunity to stress the benefit of having regular meetings with your Financial Advisor to ensure that you are positioned to meet your long-term investment objectives.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

(1) As measured by the standard deviation of the closing prices of the DJIA.

diversification

"Diversification is
the key to investing
in volatile markets"

IS THE MARKET BECOMING
MORE VOLATILE AND WHAT
CAN BE DONE ABOUT IT?

VOLATILE MARKETS

The daily price fluctuations of the Dow Jones Industrial Average (DJIA) have increased significantly thus far in 2000. As you can see from the chart below, the volatility has increased substantially compared to the 1990s. Even more dramatic, the daily volatility of the technology-heavy Nasdaq Index was more than double that of the already high levels of the DJIA during the same period. Rapid and dramatic price changes have become almost a daily event. Higher short-term interest rates, unrealistic equity valuations, and rising oil prices all contributed to this volatile environment. This volatility can be disconcerting for investors, especially for those who have not diversified their portfolios.

Diversification is the key to investing in volatile markets; a portfolio that is diversified in multiple asset classes is less subject to risk and volatility as compared to an investment in one particular asset class. Diversification can be a powerful tool in helping investors manage risk and meet their long-term investment goals.

                            DAILY MARKET VOLATILITY*

                        1990s                    0.89%
                        2000                     1.32%

* Source: Dow Jones Industrial Average. Volatility is measured by the standard deviation. Results for 2000 are through October 31.

DIVERSIFIED PORTFOLIOS

Diversification is the process of combining different types of asset classes or investment categories in one portfolio. For instance, a portfolio that is invested in stocks, bonds, and cash will be less subject to market fluctuations than one that is invested only in stocks. While this is a simplified look at diversification, in practice, we can actually take this a step further. For instance, it is also possible to reduce risk by adding what is normally considered a "risky" asset into a portfolio. Historically speaking, by adding a portion of international stocks into a domestic equity portfolio, risk can actually be reduced. This process is called asset allocation -- in other words the decision of where and to what degree you diversify your assets. The example to the right demonstrates how diversified portfolios have the potential not only to reduce risk, but also to generate additional returns.

PERFORMANCE DISPARITY

In addition to being more volatile than any year in the 1990s, the past 12 months have produced significantly varied results from different types of investment categories. From the strong performance exhibited by mid-sized companies to the negative returns of stocks from emerging market countries, investment results from the past year reinforce the need for a diversified portfolio. Diversification enables an investor to participate in market upswings -- mid-cap stocks for example -- while minimizing risk should one portion of the market stumble, such as the technology sector in 2000.

                             INVESTMENT PERFORMANCE
                 FOR THE ONE-YEAR PERIOD ENDED OCTOBER 31, 2000

                         Mid-Cap Stocks           31.6%
                         Small-Cap Stocks         17.4%
                         Gov't. Bonds              8.0%
                         Large-Cap Stocks          6.1%
                         Corporate Bonds           5.5%
                         Inflation                 3.6%
                         High Yield Bonds         -1.6%
                         Foreign Stocks           -2.7%
                         Emerging Markets        -10.1%

Source: Ibbotson Associates. The following indices were used: Mid-cap Stocks (S&P 400 Midcap Index), Small-cap Stocks (Russell 2000), Gov't. Bonds (Lehman Brothers Government Bond Index), Large-cap Stocks (S&P 500), Corporate Bonds (LB Credit Bond Index), Inflation (CPI), High Yield Bonds (LB High Yield Bond Index), Foreign Stocks (MSCI EAFE Index), Emerging Market Stocks (S&P/IFCI Emerging Composite). Individuals cannot invest directly in an index. International investments can carry greater risks including currency, liquidity, and political risks.

          DIVERSIFIED PORTFOLIOS CAN ENHANCE RETURNS AND REDUCE RISK
                            DIVERSIFIED PORTFOLIO

                     AVERAGE ANNUAL RETURN:        13.3%
                     RISK:                         9.8%

                         Bonds               35%
                         Large-Cap Stocks    20%
                         Cash                10%
                         Small-Cap Stocks    15%
                         Foreign Stocks      20%

                              50% STOCKS/50% BONDS

                     AVERAGE ANNUAL RETURN:        12.7%
                     RISK:                         10.0%

                         Large-Cap Stocks    50%
                         Bonds               50%

Source: Ibbotson Associates. Represents 25 year period ended 10-31-00. Diversified Portfolio is allocated as follows: Bonds 35% (Lehman Brothers Gov't./Credit), Stocks 20% (S&P 500), Cash 10% (30-day T-Bill), Small-Cap Stocks 15% (Ibbotson Small Cap Index), Foreign Stocks 20% (MSCI Europe). 50/50
Portfolio: 50% S&P 500, 50% LB Gov't./Credit. Risk is measured by standard deviation.

MEET WITH YOUR FINANCIAL ADVISOR

At the WM Group of Funds, we continually stress the importance of meeting with your Financial Advisor to discuss your long-term goals and objectives. This is especially important when it comes to diversification and asset allocation. It is important to discuss you and your family's changing needs as you invest both now and for retirement. As your goals change, so should your investment strategy. Your Financial Advisor can help you devise a strategy that allows your investment portfolio to stay in line with your short-term and long-term needs.

YOUR BOARD OF TRUSTEES

The Investment Company Act of 1940 mandated a board structure for mutual funds that is unique compared to other types of companies. Shareholders of a mutual fund have a team of professionals working for them whose goal is to protect their interests. The WM Group of Funds' Board of Trustees has been chosen by shareholders to do just that. They meet quarterly to enact policies for investment advisory functionality, discuss fund-specific policies, and oversee fund management to ensure that performance remains in line with investment objectives.

The WM Group of Funds' Board of Trustees has been selected for their knowledge in both the business and investment worlds. With experience in a wide array of fields and backgrounds, they are well prepared to look out for your best interests. Some of the professions of the WM Group of Funds' board members include a lawyer, a doctor, an accountant, a university professor and an investment banker. Other professions range from an investment manager and a public relations executive to leaders of a charitable foundation and a consulting firm. Additionally, four of our board members are former or current presidents of their respective organizations, specifically a major telecommunications company, a venture capital company, an industrial firm and a university. The President of WM Advisors is also a member of the Board. The Board plays an extremely important role at the WM Group of Funds and has been chosen to leverage their wide scope of expertise to serve the best interests of all WM Group of Funds shareholders.


                          [Photo of Board of Trustees]


WM Group of Funds' Board of Trustees
Back Row (left to right): Wayne L. Attwood, M.D.; Carrol R. McGinnis; Richard C. Yancey; Jay Rockey; Michael K. Murphy; William G. Papesh; Arthur H. Bernstein, Esq.

Front Row (seated left to right): David E. Anderson; Morton O. Schapiro; Kristianne Blake; Daniel L. Pavelich; Alfred E. Osborne, Jr., Ph.D.; Anne V. Farrell; Edmond R. Davis, Esq.

Special thanks to John English (not pictured) for more than six years of dedicated service as a Board member.

money market funds

PORTFOLIO MANAGER: AUDREY QUAYE
WM ADVISORS, INC.

Audrey Quaye has eight years experience in investment management and analysis. She is a Chartered Financial Analyst and a Certified Public Accountant. She also holds an MBA from the University of Southern California, and has been with WM Advisors, Inc. since 1996.

ECONOMIC OVERVIEW

At the close of 1999, the world was preparing for the transition through Y2K and into the new millennium. The Federal Reserve had lowered interest rates and subsequently provided liquidity to the financial markets, resulting in a substantial decline in short-term yields. The domestic economy continued to boom as consumer spending grew steadily. Because the labor market remained tight and the unemployment rate declined to historical lows, the Federal Reserve shifted to a tightening bias in an effort to quell inflationary pressures. The Fed raised short-term rates (Fed Funds rate) from 5.5% at the beginning of 2000 to 6.5% in May -- holding rates steady through the end of the period. Central banks around the globe followed suit, raising their interest rates in concert with the Federal Reserve in an effort to support their own currencies.

Higher interest rates do seem to have taken their toll as a global slowdown has ensued. However, with escalating oil prices and a very tight labor market (unemployment remains below 4%), there is still some uncertainty in the markets and the Federal Reserve has maintained a tightening bias.

ECONOMIC AND INTEREST RATE OUTLOOK

We expect the economy to slow and anticipate that the Federal Reserve will shift its bias and possibly lower rates sometime in 2001. Therefore, we have adopted a neutral stance in the management of the Funds.

PORTFOLIO STRATEGY

WM MONEY MARKET FUND
At the close of the period, net assets in the Fund totaled $498 million. We increased our holdings in floating rate notes, as yields were very attractive. We also generated some attractive yields with callable agency bonds, but the position has now been reduced as the economy has begun to slow and lower interest rates may be on the horizon. Callable bonds and floating rate notes tend to do better in a stable or rising interest rate environment. We remain neutral in the weighted average maturity of the Fund.

WM TAX-EXEMPT MONEY MARKET FUND
As of October 31, 2000, net assets in the Fund totaled over $28 million. We took advantage of the seasonal effects of tax-exempt money market yield changes, shifting out of variable rate instruments, when necessary, to reduce yield volatility. Currently, the Fund's weighted average maturity is slightly long relative to the market.

WM CALIFORNIA
MONEY MARKET
The California Money Fund's net assets totaled $35 million at the end of the period. Early in the period, there was a significant shortage in the supply of California paper. As a result of higher tax collections, municipalities reduced their issuance of municipal notes. However, demand for California securities was high, creating a shortage in supply that pushed down yields significantly. The market supply has since improved, and we were able to invest in some higher-yielding instruments.

---------------------------------------------------------------------------------------
fund performance*
as of October 31, 2000

                                        7-day              7-day
                                    Simple Yield     Compounded Yield  Weighted Average
                                      A shares           A shares       Maturity (days)
WM Money Market Fund                    6.22%              6.41%              56
---------------------------------------------------------------------------------------
WM Tax-Exempt Money Market Fund         3.64%              3.71%              51
---------------------------------------------------------------------------------------
WM California Money Fund                3.37%              3.43%      47
---------------------------------------------------------------------------------------

During the period noted, WM Advisors, Inc. waived a portion of its management fees for the WM Tax-Exempt Money Market Fund. The
Fund's yields would have been lower had the Advisor not waived a portion of its fees and the Fund's custodian had not allowed its fees to be reduced by credits.
All yield information represents past performance, which cannot guarantee future results. An investment in the Funds is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. B share yields will differ.5 statements of assets and liabilities

WM GROUP OF FUNDS

October 31, 2000
                                                                                                 Tax-Exempt
                                                                              Money                 Money               California
                                                                              Market                Market                 Money
                                                                               Fund                  Fund                  Fund
                                                                           ------------          ------------          ------------
ASSETS:
Investments, at value
  (See portfolio of investments) (a) .................................     $501,823,847          $ 28,783,736          $ 35,880,497
Cash .................................................................           51,987                  --                    --
Interest receivable ..................................................        2,609,305               234,732               244,521
Receivable for Fund shares sold ......................................        4,257,428               155,838                 1,797
Prepaid expenses .....................................................            7,366                   431                   527
                                                                           ------------          ------------          ------------
   Total Assets ......................................................      508,749,933            29,174,737            36,127,342
                                                                           ------------          ------------          ------------
LIABILITIES:
Payable for Fund shares redeemed .....................................          508,331                12,264                43,950
Payable for investment securities purchased ..........................       10,000,000               501,039               623,881
Investment advisory fee payable ......................................          190,620                11,143                13,455
Shareholder servicing and distribution fees payable ..................           18,310                  --                    --
Transfer agent fees payable ..........................................           33,287                 3,044                 2,234
Dividends payable ....................................................           21,832                 2,539                 1,541
Due to custodian .....................................................             --                    --                      10
Accrued expenses and other payables ..................................          256,020                49,006                35,596
                                                                           ------------          ------------          ------------
   Total Liabilities .................................................       11,028,400               579,035               720,667
                                                                           ------------          ------------          ------------
NET ASSETS ...........................................................     $497,721,533          $ 28,595,702          $ 35,406,675
                                                                           ============          ============          ============
(a) Investments, at cost .............................................     $501,823,847          $ 28,783,736          $ 35,880,497
                                                                           ============          ============          ============
NET ASSETS consist of:
Undistributed net investment income ..................................     $      4,275          $       --            $         85
Accumulated net realized loss on investments sold ....................          (72,043)               (4,891)              (27,626)
Paid-in capital ......................................................      497,789,301            28,600,593            35,434,216
                                                                           ------------          ------------          ------------
  Total Net Assets ...................................................     $497,721,533          $ 28,595,702          $ 35,406,675
                                                                           ============          ============          ============
NET ASSETS:
Class A Shares .......................................................     $458,367,964          $ 28,595,702          $ 35,406,675
                                                                           ============          ============          ============
Class B Shares .......................................................     $ 23,468,679                  --                    --
                                                                                                                       ============
Class I Shares .......................................................     $ 15,884,890                  --                    --
                                                                           ============          ============          ============
SHARES OUTSTANDING:
Class A Shares .......................................................      458,407,244            28,595,680            35,452,067
                                                                           ============          ============          ============
Class B Shares .......................................................       23,469,071                  --                    --
                                                                           ============          ============          ============
Class I Shares .......................................................       15,897,185                  --                    --
                                                                           ============          ============          ============
CLASS A SHARES:
Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding* .......................................................     $       1.00          $       1.00          $       1.00
CLASS B SHARES:
Net asset value and offering price per
  share of beneficial interest outstanding* ..........................     $       1.00                  --                    --
                                                                           ============          ============          ============
CLASS I SHARES:
Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding ........................................................     $       1.00                  --                    --
                                                                           ============          ============          ============

----------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

                                     See Notes to Financial Statements.6statements of operations statements of operations

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                           TAX-EXEMPT
                                                          MONEY               MONEY            CALIFORNIA
                                                          MARKET              MARKET              MONEY
                                                           FUND                FUND               FUND
                                                        -----------         ----------         ----------
INVESTMENT INCOME:
Interest .......................................        $32,418,055         $1,198,887         $1,224,745
                                                        -----------         ----------         ----------
EXPENSES:
Investment advisory fee ........................          2,325,604            133,284            159,751
Custodian fees .................................             53,788              6,252              4,206
Legal and audit fees ...........................             51,026             17,186             17,117
Registration and filing fees ...................            178,287             39,686             13,851
Printing and postage expenses ..................            108,027             11,830             12,212
Other ..........................................            122,116              7,287             10,270
Shareholder servicing and distribution fees:
  Class B Shares ...............................            183,679              2,208                 80
Transfer agent fees:
  Class A Shares ...............................            473,064             44,393             28,956
  Class B Shares ...............................             30,359                 94                 15
Fees waived by the investment advisor ..........               --              (44,931)              --
                                                        -----------         ----------         ----------
   Total expenses ..............................          3,525,950            217,289            246,458
Fees reduced by credits allowed by the custodian            (14,012)            (1,739)            (1,199)
                                                        -----------         ----------         ----------
   Net expenses ................................          3,511,938            215,550            245,259
                                                        -----------         ----------         ----------
NET INVESTMENT INCOME ..........................         28,906,117            983,337            979,486
                                                        -----------         ----------         ----------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .              1,764               --                 --
                                                        -----------         ----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...................................        $28,907,881         $  983,337         $  979,486
                                                        ===========         ==========         ==========

                                    See Notes to Financial Statements.

statements of changes in net assets

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                               TAX-EXEMPT
                                                                             MONEY                MONEY            CALIFORNIA
                                                                             MARKET               MARKET              MONEY
                                                                              FUND                 FUND               FUND
                                                                           ------------         ----------         ----------
Net investment income .............................................        $ 28,906,117         $  983,337         $  979,486
Net realized gain on investment transactions ......................               1,764               --                 --
                                                                           ------------         ----------         ----------
Net increase in net assets resulting from operations ..............          28,907,881            983,337            979,486
Distributions to shareholders from net investment income:
  Class A Shares ..................................................         (25,504,965)          (978,029)          (983,054)
  Class B Shares ..................................................            (842,471)            (5,308)              (118)
  Class I Shares ..................................................          (2,557,925)              --                 --
Net increase/(decrease) in net assets from Fund share transactions:
  Class A Shares ..................................................          (2,079,285)        (2,757,193)         1,194,633
  Class B Shares ..................................................           3,016,875           (353,563)           (53,133)
  Class I Shares ..................................................         (86,874,392)              --                 --
                                                                           ------------         ----------         ----------
Net increase/(decrease) in net assets .............................         (85,934,282)        (3,110,756)         1,137,814

NET ASSETS:
Beginning of year .................................................         583,655,815         31,706,458         34,268,861
                                                                           ------------         ----------         ----------
End of year .......................................................        $497,721,533         $28,595,702        $35,406,675
                                                                           ============         ==========         ==========
Undistributed net investment income at end of year ................        $      4,275         $     --           $       85
                                                                           ============         ==========         ==========

For the Year Ended October 31, 1999

                                                                                               TAX-EXEMPT
                                                                             MONEY                MONEY           CALIFORNIA
                                                                             MARKET               MARKET             MONEY
                                                                              FUND                 FUND               FUND
                                                                           ------------         ----------         ----------
Net investment income .............................................        $ 25,645,689         $  869,348         $  803,647
Net realized gain/(loss) on investment transactions ...............              14,291                 25                 (2)
                                                                           ------------         ----------         ----------
Net increase in net assets resulting from operations ..............          25,659,980            869,373            803,645
Distributions to shareholders from net investment income:
  Class A Shares ..................................................         (21,285,571)          (867,445)          (802,809)
  Class B Shares ..................................................            (349,900)            (1,903)              (710)
  Class S Shares ..................................................            (106,011)              --                   (9)
  Class I Shares ..................................................          (3,900,688)              --                  (19)
Net increase/(decrease) in net assets from Fund share transactions
  Class A Shares ..................................................          56,987,030          5,911,868         (2,951,415)
  Class B Shares ..................................................          13,832,418            141,454             (4,995)
  Class S Shares ..................................................          (6,304,983)              --               (1,182)
  Class I Shares ..................................................          (5,963,302)              --               (1,068)
                                                                           ------------         ----------         ----------
Net increase/(decrease) in net assets .............................          58,568,973          6,053,347         (2,958,562)

NET ASSETS:
Beginning of year .................................................         525,086,842         25,653,111         37,227,423
                                                                           ------------         ----------         ----------
End of year .......................................................        $583,655,815         $31,706,458        $34,268,861
                                                                           ============         ==========         ==========
Undisributed net investment income at end of year .................        $      3,519         $     --           $    3,771
                                                                           ============         ==========         ==========

                                              See Notes to Financial Statements.

statements of changes in net assets -- capital stock activity

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                MONEY MARKET FUND        TAX-EXEMPT MONEY MARKET FUND      CALIFORNIA MONEY FUND
                                        -------------------------------   ---------------------------   ---------------------------
                                          YEAR ENDED      YEAR ENDED       YEAR ENDED YEAR ENDED         YEAR ENDED     YEAR ENDED
                                           10/31/00        10/31/99         10/31/00       10/31/99       10/31/00       10/31/99
                                        -------------   ---------------   ------------   ------------   ------------   ------------
CLASS A:
  Sold ................................ $ 912,624,703   $   849,142,559   $ 35,306,509   $ 43,233,412   $ 45,209,295   $ 33,348,665
  Issued in exchange for Class A shares
   of Griffin Money Market Fund .......          --         227,709,262           --             --             --             --
  Issued in exchange for Class A shares
   of Griffin Tax-Free Money
   Market Fund ........................          --                --             --       21,062,829           --             --
  Issued as reinvestment of dividends .    25,024,469        20,521,935        952,190        838,120        956,079        773,933
  Redemption in-kind (Note 9) .........          --         (31,927,854)          --             --             --             --
  Redeemed ............................  (939,728,457)   (1,008,458,872)   (39,015,892)   (59,222,493)   (44,970,741)   (37,074,013)
                                        -------------   ---------------   ------------   ------------   ------------   ------------
  Net increase/(decrease) ............. $  (2,079,285)  $    56,987,030   $ (2,757,193)  $  5,911,868   $  1,194,633   $ (2,951,415)
                                        =============   ===============   ============   ============   ============   ============
CLASS B:
  Sold ................................ $  42,305,282   $    28,425,937   $       --     $    534,633   $       --     $     32,072
  Converted from Class S shares of Fund          --           3,673,738           --             --             --             --
  Issued as reinvestment of dividends .       786,754           330,884          2,658          1,641            105            685
  Redeemed ............................   (40,075,161)      (18,598,141)      (356,221)      (394,820)       (53,238)       (37,752)
                                        -------------   ---------------   ------------   ------------   ------------   ------------
  Net increase/(decrease) ............. $   3,016,875   $    13,832,418   $   (353,563)  $    141,454   $    (53,133)  $     (4,995)
                                        =============   ===============   ============   ============   ============   ============
CLASS S:
  Sold ................................          --     $       322,752           --             --             --     $       --
  Issued as reinvestment of dividends .          --              97,701           --             --             --                9
  Converted to Class B shares of Fund .          --          (3,673,738)          --             --             --             --
  Redeemed ............................          --          (3,051,698)          --             --             --           (1,191)
                                                        ---------------                                                ------------
  Net decrease ........................          --     $    (6,304,983)          --             --             --     $     (1,182)
                                        =============   ===============                                                ============
  Sold ................................ $ 113,046,246   $    71,638,115           --             --             --     $       --
  Contribution in-kind (Note 9) .......          --          31,927,854           --             --             --             --
  Issued as reinvestment of dividends .     2,554,663         3,634,675           --             --             --               18
  Redeemed ............................  (202,475,301)     (113,163,946)          --             --             --           (1,086)
                                                                                                                       ------------
  Net decrease ........................ $ (86,874,392)  $    (5,963,302)          --             --             --     $     (1,068)
                                        =============   ===============                                                ============

                                                 See Notes to Financial Statements.

financial highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        INCOME FROM INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                                   ------------------------------------------      ---------------------------------------------

                        NET                                                        DIVIDENDS       DISTRIBUTIONS
                   ASSET VALUE,        NET       NET REALIZED      TOTAL FROM       FROM NET           FROM
                   BEGINNING OF    INVESTMENT       GAIN ON        INVESTMENT      INVESTMENT      NET REALIZED        TOTAL
                      PERIOD         INCOME       INVESTMENTS      OPERATIONS        INCOME           GAINS        DISTRIBUTIONS
                   ------------    ----------    ------------      ----------      ----------      ------------    -------------

MONEY MARKET FUND

CLASS A
10/31/00              $1.00          $0.056          $ --            $0.056         $(0.056)          $ --           $(0.056)
10/31/99               1.00           0.044            --             0.044          (0.044)            --            (0.044)
10/31/98(3)            1.00           0.041            --             0.041          (0.041)            --            (0.041)
12/31/97               1.00           0.049            --             0.049          (0.049)            --            (0.049)
12/31/96               1.00           0.048            --             0.048          (0.048)            --            (0.048)
12/31/95               1.00           0.052            --             0.052          (0.052)            --            (0.052)

CLASS B
10/31/00               1.00           0.046            --             0.046          (0.046)            --            (0.046)
10/31/99               1.00           0.034            --             0.034          (0.034)            --            (0.034)
10/31/98(3)            1.00           0.035            --             0.035          (0.035)            --            (0.035)
12/31/97               1.00           0.041            --             0.041          (0.041)            --            (0.041)
12/31/96               1.00           0.038            --             0.038          (0.038)            --            (0.038)
12/31/95               1.00           0.042            --             0.042          (0.042)            --            (0.042)

CLASS I
10/31/00               1.00           0.057            --             0.057          (0.057)            --            (0.057)
10/31/99               1.00           0.046            --             0.046          (0.046)            --            (0.046)
10/31/98(4)            1.00           0.031            --             0.031          (0.031)            --            (0.031)

TAX-EXEMPT MONEY MARKET FUND

CLASS A
10/31/00             $ 1.00          $0.033                          $ --            $0.033           $(0.033)        $ --
10/31/99               1.00           0.026            --             0.026          (0.026)            --            (0.026)
10/31/98(3)            1.00           0.026            --             0.026          (0.026)            --            (0.026)
12/31/97               1.00           0.031            --             0.031          (0.031)            --            (0.031)
12/31/96               1.00           0.030            --             0.030          (0.030)            --            (0.030)
12/31/95               1.00           0.034           0.000(5)        0.034          (0.034)          (0.000)(5)

CALIFORNIA MONEY FUND

CLASS A
10/31/00             $ 1.00          $0.028                          $ --            $0.028           $(0.028)        $ --
10/31/99               1.00           0.022            --             0.022          (0.022)            --            (0.022)
10/31/98(7)            1.00           0.008            --             0.008          (0.008)            --            (0.008)
06/31/98               1.00           0.027            --             0.027          (0.027)            --            (0.027)
06/31/97               1.00           0.028            --             0.028          (0.028)            --            (0.028)
06/31/96               1.00           0.029            --             0.029          (0.029)            --            (0.029)

----------------
(1) Total return is not annualized for the periods less than one year. The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(2) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(3) Fiscal year end changed to October 31 from December 31. (4) On March 23, 1998 the Money Market Fund commenced selling Class I shares.
(5) Amount represents less than $0.001 per share.
(6) Annualized.
(7) Fiscal year end changed to October 31 from June 30.


                                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                        --------------------------------------------------------------------------
                                                                                                                      RATIO OF
                                                                                                                      OPERATING
                                                                                                                     EXPENSES TO
                                                                                                                     AVERAGE NET
                                                                                                                    ASSETS WITHOUT
                                                                                                                     FEE WAIVERS
                                                                                     RATIO OF                        AND/OR FEES
                                                                                     OPERATING   NET INVESTMENT      REDUCED BY
                     NET                                  NET ASSETS,               EXPENSES TO    INCOME TO       CREDITS ALLOWED
                 ASSET VALUE,                TOTAL       END OF PERIOD              AVERAGE NET   AVERAGE NET          BY THE
                END OF PERIOD              RETURN(1)       (IN 000'S)                ASSETS(2)      ASSETS            CUSTODIAN
                -------------              ---------     -------------              -----------  --------------    ---------------

MONEY MARKET FUND

CLASS A
10/31/00             $1.00                   5.79%          $458,368                   0.65%          5.62%             0.65%
10/31/99              1.00                   4.52%           460,444                   0.72           4.43%             0.73%
10/31/98(3)           1.00                   4.19%           403,443                   0.66           4.94%(6)          0.67%(6)
12/31/97              1.00                   5.04%           260,877                   0.75           4.93%             0.83%
12/31/96              1.00                   4.88%           229,355                   0.79           4.77%             0.89%
12/31/95              1.00                   5.33%           171,225                   0.92           5.19%             1.04%

CLASS B
10/31/00              1.00                   4.68%            23,469                   1.71%          4.56%             1.71%
10/31/99              1.00                   3.44%            20,452                   1.77%          3.38%             1.78%
10/31/98(3)           1.00                   3.52%             6,619                   1.64%(6)       3.96%(6)          1.65%(6)
12/31/97              1.00                   4.15%               471                   1.59%          4.15%             1.80%
12/31/96              1.00                   3.91%               117                   1.69%          3.87%             1.90%
12/31/95              1.00                   4.30%                74                   1.94%          4.19%             2.10%

CLASS I
10/31/00              1.00                   5.90%            15,885                   0.55%          5.72%             0.55%
10/31/99              1.00                   4.66%           102,760                   0.62%          4.53%             0.63%
10/31/98(4)           1.00                   3.17%           108,720                   0.54%(6)       5.06%(6)          0.55%(6)

TAX-EXEMPT MONEY MARKET FUND

CLASS A
10/31/00             $1.00                   3.39%          $ 28,596                   0.72%          3.33%             0.88%
10/31/99              1.00                   2.65%            31,353                   0.57%          2.63%             0.89%
10/31/98(3)           1.00                   2.60%            25,441                   0.55%(6)       3.09%(6)          0.72%(6)
12/31/97              1.00                   3.18%            32,134                   0.57%          3.14%             0.71%
12/31/96              1.00                   3.05%            31,974                   0.57%          3.01%             0.72%
12/31/95              1.00                   4.01%            30,988                   0.61%          3.39%             0.81%

CALIFORNIA MONEY FUND

CLASS A
10/31/00             $1.00                   2.79%          $ 35,407                   0.69%          2.76%             0.69%
10/31/99              1.00                   2.24%            34,216                   0.81%          2.22%             0.81%
10/31/98(7)           1.00                   0.99%            37,167                   0.73%(6)       2.31%(6)          0.87%(6)
06/31/98              1.00                   2.73%            37,403                   0.82%          2.71%             0.99%
06/31/97              1.00                   2.81%            42,923                   0.85%          2.75%             1.14%
06/31/96              1.00                   3.00%            51,211                   0.85%          2.94%             1.14%

                                                 See Notes to Financial Statements.

portfolio of investments

MONEY MARKET FUND

OCTOBER 31, 2000

  PRINCIPAL
   AMOUNT                                                             VALUE
  ---------                                                           -----

COMMERCIAL PAPER (DOMESTIC) - 40.5%
                AT&T Corporation:
$ 10,000,000      6.470% due 11/07/2000+++ ....................    $  9,989,217
  10,000,000      6.480% due 12/12/2000+++ ....................       9,926,200
   6,100,000    Columbia University,
                  6.470% due 12/08/2000+++ ....................       6,059,437
  10,000,000    Ford Motor Credit Corporation,
                  6.450% due 11/15/2000+++ ....................       9,974,917
                General Electric Capital Corporation:
  10,000,000      6.480% due 11/22/2000+++ ....................       9,962,200
  10,000,000      6.490% due 11/29/2000+++ ....................       9,949,522
                General Motors Acceptance Corporation:
  10,000,000      6.480% due 11/28/2000+++ ....................       9,951,400
  10,000,000      6.500% due 12/07/2000+++ ....................       9,935,000
  10,000,000    Goldman Sachs Group, Inc.,
                  6.500% due 11/16/2000+++ ....................       9,972,917
                Household Finance Corporation:
  10,000,000      6.460% due 11/06/2000+++ ....................       9,991,028
  10,000,000      6.490% due 11/24/2000+++ ....................       9,958,536
  13,000,000    International Lease Finance Corporation,
                  6.460% due 11/13/2000+++ ....................      12,972,007
  10,000,000    John Deere Capital Corporation,
                  6.490% due 11/21/2000+++ ....................       9,963,944
  10,000,000    Morgan Stanley Dean Witter Discover,
                  6.480% due 11/14/2000+++ ....................       9,976,600
                National Rural Utilities Cooperative Finance
                  Corporation:
  10,000,000      6.500% due 01/10/2001+++ ....................       9,873,611
   4,000,000      6.510% due 01/19/2001+++ ....................       3,942,857
  10,000,000    Wachovia Bank N.A.,
                  6.570% due 11/20/2000+++ ....................      10,000,000
  10,000,000    Wells Fargo & Company,
                  6.490% due 11/17/2000+++ ....................       9,971,155
  10,000,000    Windmill Funding Corporation,
                  6.500% due 11/09/2000+++,# ..................       9,985,555
  18,800,000    Yale University,
                  6.470% due 12/15/2000+++ ....................      18,651,334
                                                                   ------------
                Total Commercial Paper (Domestic)
                  (Cost $201,007,437) .........................     201,007,437
                                                                   ------------
COMMERCIAL PAPER (YANKEE) - 8.6%
  10,000,000    Abbey National North America Corporation,
                  6.515% due 01/25/2001+++ ....................       9,846,174
  10,000,000    American Honda Finance Corporation,
                  6.480% due 11/16/2000+++ ....................       9,973,000
  10,000,000    Barclays U.S. Funding Corporation,
                  6.480% due 11/16/2000+++ ....................       9,973,000
   3,000,000    Canadian Imperial Bank of Commerce,
                  6.560% due 12/19/2000+++ ....................       2,999,966
  10,000,000    DaimlerChrysler North American Holding,
                  6.480% due 11/17/2000+++ ....................       9,971,200
                                                                   ------------
                Total Commercial Paper (Yankee)
                  (Cost $42,763,340) ..........................      42,763,340
                                                                   ------------
CERTIFICATE OF DEPOSIT (DOMESTIC) - 2.5%
  (Cost $12,600,129)
  12,600,000    Wachovia Bank NA,
                  6.760% due 01/11/2001++ .....................      12,600,129
                                                                   ------------
CERTIFICATE OF DEPOSIT (YANKEE) - 2.0%
  (Cost $9,998,233)
  10,000,000    Societe Generale NY,
                  6.560% due 06/29/2001++ .....................       9,998,233
                                                                   ------------
MEDIUM TERM NOTES - 10.8%
                Bear Stearns Companies Inc., Series B:
  10,000,000      6.670% due 05/29/2001++ .....................      10,000,000
  10,000,000      6.670% due 07/06/2001++ .....................      10,000,000
   5,000,000      6.610% due 09/25/2001++ .....................       5,000,000
   6,795,000    Columbia University, Series C,
                  5.890% due 12/15/2000 .......................       6,787,293
   2,000,000    General Electric Capital Corporation,
                  5.920% due 04/03/2001 .......................       1,990,976
  10,000,000    Merrill Lynch & Co. Inc.,
                  6.789% due 03/01/2001 .......................      10,005,991
  10,000,000    National Rural Utilities Cooperative Finance
                  Corporation, Series C,
                  6.730% due 07/20/2001++ .....................      10,000,000
                                                                   ------------
                Total Medium Term Notes
                  (Cost $53,784,260) ..........................      53,784,260
                                                                   ------------
CORPORATE BONDS AND NOTES - 9.5%
  10,000,000    Bank of America, Note,
                  6.670% due 09/06/2001++ .....................      10,006,585
   3,400,000    DBSI First Mortgage 1998, Note,
                  6.700% due 07/01/2023++ .....................       3,400,000
                Everett Clinic, P.S., Note:
   5,400,000      6.630% due 12/01/2018++ .....................       5,400,000
   3,700,000      6.630% due 12/01/2021++ .....................       3,700,000
  10,000,000    Fifth Third Bank, Note,
                  6.510% due 11/27/2000 .......................      10,000,000
   5,000,000    Presbyterian Homes & Services of New
                  Jersey Obligated Group, Revenue Bonds,
                  1998 Series B1, (Taxable),
                  6.620% due 12/01/2028++ .....................       5,000,000
  10,000,000    Wells Fargo & Company, Note,
                  6.600% due 07/16/2001++ .....................       9,998,558
                                                                   ------------
                Total Corporate Bonds and Notes
                  (Cost $47,505,143) ..........................      47,505,143
                                                                   ------------
MUNICIPAL BONDS - 7.2%
   8,000,000    California Housing Finance Agency
                  Revenue, Home Mortgage, Series M,
                  Taxable Bonds,
                  6.600% due 08/01/2019+ ......................       8,000,000
   9,700,000    Santa Rosa, California, Wastewater Revenue,
                  Series A, Taxable Bonds,
                  6.700% due 09/01/2028+ ......................       9,700,000
  12,200,000    South Fulton, Georgia, Municipal Regional
                  Jail Authority, Taxable Revenue Bonds,
                  (Union City Justice Center Project),
                  Series 1999,
                  6.620% due /1101/2017+ ......................      12,200,000
                Washington State Housing Finance
                  Community, Multi-family Revenue,
                  Series B, Taxable Bonds:
   2,480,000    (Boardwalk Apartments),
                  6.700% due 09/01/2028+ ......................    $  2,480,000
   2,100,000    (Cedar Landing),
                  6.700% due 12/01/2028+ ......................       2,100,000
   1,400,000    (Oxford Square),
                  6.700% due 12/01/2028+ ......................       1,400,000
                                                                   ------------
                Total Municipal Bonds
                  (Cost $35,880,000) ..........................      35,880,000
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.4%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 8.4%
  10,000,000      5.375% due 03/01/2001 .......................       9,946,161
  12,000,000      6.750% due 04/27/2001 .......................      12,000,000
  10,000,000      7.000% due 07/26/2001 .......................      10,000,000
  10,000,000      6.680% due 11/07/2001 .......................      10,000,000
                                                                   ------------
                Total FHLMCs (Cost $41,946,161) ...............      41,946,161
                                                                   ------------

    FEDERAL HOME LOAN BANK (FHLB) - 6.0%
  10,000,000      6.700% due 03/30/2001 .......................      10,000,000
  10,000,000      6.500% due 04/24/2001 .......................       9,984,244
  10,000,000      7.000% due 06/14/2001 .......................      10,000,000
                                                                   ------------
                Total FHLBs (Cost $29,984,244) ................      29,984,244
                                                                   ------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.0%
  10,000,000      6.420% due 01/18/2001+++ ....................       9,860,900
   5,000,000      6.570% due 04/26/2001 .......................       5,000,000
                                                                   ------------
                Total FNMAs (Cost $14,860,900) ................      14,860,900
                                                                   ------------
                Total U.S. Government Agency Obligations
                  (Cost $86,791,305) ..........................      86,791,305
                                                                   ------------

 REPURCHASE AGREEMENT - 2.3%
  (Cost $11,494,000)
$ 11,494,000    Agreement with Goldman Sachs & Company, 6.420%
                  dated 10/31/2000, to be repurchased at
                  $11,496,050, on 11/01/2000 collateralized by
                  $9,518,879 U.S. Treasury Bond, 7.875% due
                  02/15/2021 (Market Value $11,741,621), ......    $ 11,494,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $501,823,847*) ................  100.8%     501,823,847
OTHER ASSETS AND LIABILITIES (NET)                        (0.8)      (4,102,314)
                                                         -----     ------------
NET ASSETS ............................................  100.0%    $497,721,533
                                                         =====     ============
----------
  * Aggregate cost for federal tax purposes.
  + Variable rate securities payable upon not more than seven calendar days notice, and secured by bank letters of credit. The interest rate shown reflect the rate in effect at October 31, 2000.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate at the date of purchase.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See Notes to Financial Statements.

portfolio of investments

TAX-EXEMPT MONEY MARKET FUND

OCTOBER 31, 2000

  PRINCIPAL
   AMOUNT                                                             VALUE
  ---------                                                           -----
MUNICIPAL BONDS AND NOTES - 100.5%

    ALASKA - 1.2%
$    300,000    Alaska, Municipal Bond Bank Authority
                 Revenue,
                  4.750% due 12/01/2000 .......................    $    300,036
                                                                   ------------
    ARIZONA - 3.5%
   1,000,000    Maricopa County, Industrial Development
                  Authority Revenue, MFHR, (Gran Victoria
                  Housing LLC Project), Series A,
                  4.300% due 04/15/2030+ ......................       1,000,000
                                                                   ------------
    FLORIDA - 3.8%
     600,000    Dade County, Aviation Revenue, Series A,
                  4.350% due 10/01/2009+ ......................         600,000
     500,000    Florida, Housing Finance Agency, Refunding
           Revenue, MFHR, (Oaks), Series A,
                  4.350% due 07/01/2007+ ......................         500,000
                                                                   ------------
                                                                      1,100,000
                                                                   ------------
    GEORGIA - 1.7%
     500,000    Douglas County, COP, (Judicial & Administration
                  Complex Project),
                  4.375% due 11/01/2000 .......................         500,000
                                                                   ------------
    ILLINOIS - 6.6%
     200,000    Cook County, High School District, No. 205,
                  Thornton Township, Unlimited Tax
                  General Obligation Bonds, Series B,
                  5.400% due 12/01/2000 .......................         200,176
     500,000    Illinois Educational Facility Authority Revenue,
                  (DePaul University),
                  4.400% due 10/01/2001 .......................         500,000
   1,200,000    Illionois Health Facility Authority Revenue,
                  (Blessing Hospital), Series B,
                  4.350% due 11/15/2029+ ......................       1,200,000
                                                                   ------------
                                                                      1,900,176
                                                                   ------------
    INDIANA - 0.9%
     245,000    Indiana Health Facilities Financing Authority,
                  Refunding and Improvement Revenue,
                  (Community Hospitals Project),
                  4.700% due 05/15/2001 .......................         245,253
                                                                   ------------
    KENTUCKY - 2.9%
     220,000    Jefferson County, School District Finance
                  Corporation, School Building Revenue,
                  Series B,
                  4.750% due 06/01/2001 .......................         220,490
     600,000    Kentucky Economic Development Finance
                  Authority, Hospital Facilities Revenue,
                  Health Alliance, Series C,
                  4.400% due 01/01/2022+ ......................         600,000
                                                                   ------------
                                                                        820,490
                                                                   ------------
    LOUISIANA - 7.0%
   1,000,000    Ascension Parish, Refunding Pollution Control
                  Revenue, (Borden Inc. Project),
                  4.400% due 12/01/2009+ ......................       1,000,000
   1,000,000    Louisana Public Facilities Authority Revenue,
                  Multi-family Mortgage Revenue,
                  (Emberwood),
                  4.300% due 10/01/2022+ ......................       1,000,000
                                                                   ------------
                                                                      2,000,000
                                                                   ------------
    MARYLAND - 2.8%
     800,000    Montgomery County, Housing Opportunities
                  Community, MFHR, (Grosvenor Housing
                  Association LP), Series A,
                  4.350% due 07/15/2007+ ......................         800,000
                                                                   ------------
    MASSACHUSETTS - 1.0%
     275,000    Massachusetts State, Unlimited Tax General
                  Obligation Bonds, Consolidated Loans,
                  Series C, (Pre-refunded to
                  12/01/2000 @ 100),
                  7.000% due 12/01/2010 .......................         275,616
                                                                   ------------
    MICHIGAN - 8.6%
     750,000    Goodrich, Area School District, Unlimited
                  Tax General Obligation Bonds, (School
                  Building & Site Project), Series B,
                  4.750% due 05/01/2030 .......................         751,225
     700,000    Michigan State Hospital Finance Authority
                  Revenue, (Hospital Equipment Loan
                  Program), Series A,
                  4.350% due 12/01/2023+ ......................         700,000
     500,000    Michigan State Housing Development
                  Authority, Limited Obligation Revenue,
                  (Laurel Valley),
                  4.400% due 12/01/2007 .......................         500,000
                  Michigan State Job Development Authority
                    Revenue:
     200,000    (Kentwood Residence),
                  4.200% due 11/01/2014+ ......................         200,000
     300,000    (East Lansing Residence),
                  4.200% due 12/01/2014+ ......................         300,000
                                                                   ------------
                                                                      2,451,225
                                                                   ------------
    MISSOURI - 3.5%
     500,000    Columbia, Water & Electric Revenue,
                  Series B, 4.350% due 12/01/2015+ ............         500,000
     500,000    Kansas City Industrial Development
                  Authority, Hospital Revenue, (Baptist
                  Health System), Series A,
                  4.500% due 08/01/2018+ ......................         500,000
                                                                   ------------
                                                                      1,000,000
                                                                   ------------
    NEVADA - 5.6%
     500,000    Nevada State, Capital Improvements &
                  Cultural Affairs, Limited Tax General
                  Obligation Bonds, Series A,
                  5.500% due 03/01/2001 .......................         501,991
     450,000    Reno, Hospital Revenue, (St. Mary's Regional
                  Medical Center), Series B,
                  4.650% due 05/15/2023+ ......................         450,000
     645,000    Washoe County, School District, Limited
                  Tax General Obligation Bonds,
                  5.000% due 06/01/2001 .......................         646,388
                                                                   ------------
                                                                      1,598,379
                                                                   ------------
    NEW YORK - 6.6%
     300,000    Jefferson County, Industrial Development
                  Agency, Industrial Development Revenue,
                  (Watertown-Carthage TV),
                  4.450% due 12/01/2012+ ......................         300,000
     120,000    Long Island Power Authority, Electric
                  Systems Revenue, Subordinated Revenue,
                  Series 6,
                  4.550% due 05/01/2033+ ......................         120,000
     275,000    Morrisville-Eaton, Central School District,
                  Unlimited Tax General Obligation Bonds,
                  5.000% due 06/15/2001 .......................         275,855
     200,000    New York State, Housing Finance Agency,
                  Refunding State University Construction
                  Revenue, Series A, ETM,
                  7.500% due 11/01/2000 .......................         200,000
     200,000    New York State, Thruway Authority, Highway
                  & Bridge Trust Fund, Series B,
                  6.000% due 04/01/2001 .......................         201,325
     500,000    Suffolk County, Industrial Development
                  Agency, Southwest Sewer System Revenue,
                  4.400% due 02/01/2001 .......................         500,116
     300,000    West Seneca, Central School District,
                  Unlimited Tax General Obligation Bonds,
                  5.250% due 05/01/2001 .......................         301,117
                                                                   ------------
                                                                      1,898,413
                                                                   ------------
    NORTH CAROLINA - 3.8%
     500,000    Durham, Water & Sewer Utility System Revenue,
                  4.450% due 12/01/2015+ ......................         500,000
     600,000    North Carolina Medical Care Community
                  Hospital Revenue, (Baptist Hospital Project),
                  Series B,
                  4.450% due 06/01/2022+ ......................         600,000
                                                                   ------------
                                                                      1,100,000
                                                                   ------------
    NORTH DAKOTA - 0.7%
     200,000    University of North Dakota, Aerospace
                  Foundation, Lease Revenue,
                  4.375% due 09/01/2001 .......................         200,000
                                                                   ------------
    TENNESSEE - 5.2%
     500,000    Metropolitan Government Nashville &
                  Davidson County, Industrial Development
                  Board, MFHR, (Chimneytop II),
                  4.400% due 09/01/2006+ ......................         500,000
                Metropolitan Nashville Airport Revenue
                  Authority, Special Facilities Revenue,
                  (American Airlines Project):
     500,000    Series A,
                  4.550% due 10/01/2012+ ......................         500,000
     500,000    Series B,
                  4.550% due 10/01/2012+ ......................         500,000
                                                                   ------------
                                                                      1,500,000
                                                                   ------------
    TEXAS - 9.4%
     200,000    Alice, Water Authority, Unlimited Tax General
                  Obligation Bonds,
                  4.550% due 04/01/2001 .......................         200,279
                Grapevine, Industrial Development Corporation
                  Revenue, (American Airlines Inc.):
     300,000    Series A1,
                  4.650% due 12/01/2024+ ......................         300,000
     100,000    Series A2,
                  4.650% due 12/01/2024+ ......................         100,000
     500,000    Series B3,
                  4.650% due 12/01/2024+ ......................         500,000
     200,000    Hunt County, Industrial Development
                  Corporation Revenue, (Trico Industries Inc.
                  Project),
                  4.450% due 10/01/2002+ ......................         200,000
     500,000    Lower Neches Valley Authority, Industrial
                  Development Corporation, Pollution Control
                  Revenue, (Neches River Treatment Corporation
                  Project), Series 1994A, (Guaranteed by Mobil
                  Oil Corporation),
                  4.300% due 02/01/2004+ .......................        500,000
     900,000    Texas State, Veterans Housing Assistance
                  Fund I, Unlimited Tax General Obligation
                  Bonds,
                  4.250% due 12/01/2016+ ......................         900,000
                                                                   ------------
                                                                      2,700,279
                                                                   ------------
    UTAH - 1.1%
     300,000    Utah State Board of Regents Revenue,
                  (University of Utah Research Facilities),
                  Series A,
                  5.000% due 04/01/2001 .......................         300,833
                                                                   ------------
    WASHINGTON - 18.7%
   1,000,000    King County, Economic Enterprise
                  Corporation Revenue, (Puget Sound Blood
                  Center Project),
                  4.350% due 04/01/2023+ ......................       1,000,000
     600,000    Richland, Golf Enterprise Revenue,
                  4.250% due 12/01/2021+ ......................         600,000
     915,000    Seattle Housing Authority, Low Income
                  Housing Assistance Revenue, (Bayview
                  Manor Project), Series B,
                  4.300% due 05/01/2019+ ......................         915,000
     500,000    Tacoma, Revenue Anticipation Notes,
                  4.300% due 02/07/2001+ ......................         500,000
     520,000    Washington State, Elderly Housing
                  Community Finance Revenue, (Riverview
                  Retirement Project),
                  4.350% due 07/01/2022+ ......................         520,000
     300,000    Washington State, Health Care Facilities
                  Authority Revenue, (Virginia Mason
                  Medical Center), Series B,
                  4.650% due 02/15/2027+ ......................         300,000
                Washington State, Unlimited Tax General
                  Obligation Bonds:
     500,000    Series A,
                  6.500% due 02/01/2001 .......................         502,612
                  Series B:
     500,000      6.625% due 06/01/2006 .......................         505,816
     500,000      6.700% due 06/01/2016 .......................         506,798
                                                                   ------------
                                                                      5,350,226
                                                                   ------------
    WEST VIRGINIA - 1.3%
     380,000    Harrison County, County Community Special
                  Obligation Bonds, Series A,
                  6.000% due 05/15/2001 .......................    $    383,247
                                                                   ------------
    WISCONSIN - 4.2%
     200,000    Kewaunee, School District, Unlimited Tax
                  General Obligation Bonds, Promissory Notes,
                  5.000% due 03/01/2001 .......................         200,414
     500,000    Wisconsin State, Health and Educational
                  Facilities Authority Revenue, (Franciscan
                  Health Care Inc.), Series A-1,
                  4.400% due 01/01/2016 .......................         500,000
     500,000    Wisconsin State, Unlimited Tax General
                  Obligation Bonds, Series C,
                  5.000% due 05/01/2001 .......................         501,667
                                                                   ------------
                                                                      1,202,081
                                                                   ------------
    WYOMING - 0.4%
     100,000    Lincoln County, Pollution Control Revenue,
                  (Exxon Project), Series C,
                  4.550% due 11/01/2014 .......................         100,000
                                                                   ------------
                Total Municipal Bonds and Notes
                  (Cost $28,726,254) ..........................      28,726,254
                                                                   ------------

INVESTMENT COMPANY SECURITY - 0.2%
  (Cost $57,482)
      57,482      Dreyfus Tax-Exempt Cash Management Fund .....    $     57,482
                                                                   ------------
TOTAL INVESTMENTS (Cost $28,783,736*) ................   100.7%      28,783,736
OTHER ASSETS AND LIABILITIES (NET) ...................    (0.7)        (188,034)
                                                         -----     ------------
NET ASSETS ...........................................   100.0%    $ 28,595,702
                                                         =====     ============
----------
* Aggregate cost for federal tax purposes.
+ Variable rate securities payable upon not more than seven calendar days notice. The interest rate shown reflect the rate in effect at October 31, 2000.

--------------------------------------------------------------------------------
                              GLOSSARY OF TERMS
   COP   -- Certificate of Participation
   ETM   -- Escrowed to Maturity
   MFHR  -- Multi-family Housing RevenueSee Notes to Financial
--------------------------------------------------------------------------------

                  See Notes to Financial Statements.

portfolio of investments

CALIFORNIA MONEY FUND

OCTOBER 31, 2000

  PRINCIPAL
   AMOUNT                                                              VALUE
  ---------                                                            -----

MUNICIPAL BONDS AND NOTES - 101.1%

    CALIFORNIA - 99.7%

              Alameda County, IDR:
$    900,000    Heat and Control Inc. Project, Series A,
                  4.100% due 11/01/2025+ ......................    $    900,000
     400,000    JMS Family Partnership, Series A,
                  4.100% due 10/01/2025+ ......................         400,000
               California Health Facilities Financing Authority:
     100,000    Kaiser Permanente, Series A, (Pre-refunded to
                  12/01/2010 @ 102), 7.000% due 12/01/2010 ....         102,250
     800,000    Scripps Health Insured Revenue Bonds, Series B,
                  3.950% due 10/01/2022+ ......................         800,000
     150,000    UC Stanford Health Care Revenue Bonds, Series B,
                  5.000% due 11/15/2000 .......................         150,056
     500,000    California Housing Finance Agency, Home Mortgage,
                  Series J-2, AMT, 4.050% due 08/01/2020+ .....         500,000
     400,000    California Pollution Control Financing Authority,
                  Solid Waste Disposal Revenue Bonds,
                  (Shell Oil Company Martinez Project), Series A,
                  4.500% due 10/01/2024+ ......................         400,000
     500,000    California School Cash Reserve Program
                  Authority, TRAN, Series A,
                  5.250% due 07/03/2001 .......................         503,139
   1,000,000    California State Economic Development
                  Financing Authority, IDR, Calco Project,
                  3.900% due 04/01/2027+ ......................       1,000,000
     545,000    California State Water Resource Department,
                  Water Systems Revenue Bonds, Central Valley
                  Project, Series J-2, (Pre-refunded to
                  06/01/2001 @ 101.50), 6.125% due 12/01/2013 .         559,832
   1,500,000    California Transportation Finance Authority,
                  Revenue Bonds, 3.750% due 10/01/2027+ .......       1,500,000
     100,000    Calleguas, Water District, COP,
                  8.750% due 07/01/2001 .......................         102,819
     900,000    Chula Vista, Charter City Revenue Bonds,
                  Home Depot Inc. Project, 3.450% due 12/01/2010+       900,000
     115,000    Colton, Public Financing Authority Tax
                  Allocation Refunding Revenue Bonds, Series A,
                  4.100% due 08/01/2001 .......................         115,164
     585,000    Fremont, Unified High School District, Santa
                  Clara County, Series B, 12.000% due 09/01/2001        622,516
     150,000    Glendale, California Insured Refunding
                  Hospital Revenue Bonds, Adventist Health
                  System, Series A, 6.450% due 03/01/2001 .....         151,197
     700,000    Irvine Ranch, Water District, Consolidated
                  Improvement Districts, Unlimited Tax
                  General Obligation Bonds,
                  4.450% due 06/01/2015+ ......................         700,000
     800,000    Irvine Ranch, Water District, Consolidated
                  Revenue Bonds, 4.500% due 08/01/2016+ .......         800,000
     600,000    Irvine Ranch, Water District, Consolidated
                  Revenue Bonds, Series A,
                  4.450% due 05/01/2009+ ......................         600,000
     500,000    Irvine Ranch, Water District, COP, Capital
                  Improvement Project, 4.500% due 08/01/2016+ .         500,000
     400,000    Irvine Ranch, Water District, Nos. 102, 103,
                  105 & 106, Unlimited Tax General Obligation
                  Bonds, 4.450% due 09/01/2006+ ...............         400,000
     600,000    Irvine Ranch, Water District, Nos. 105, 140,
                  240 & 250, Unlimited Tax General Obligation
                  Bonds, 4.500% due 01/01/2021+ ...............         600,000
   1,000,000    Kern City, TRAN, 5.000% due 07/02/2001 ........       1,004,592
      85,000    Lathrop, COP, Series A, 4.250% due 06/01/2001 .          85,000
   1,000,000    Livermore, MFHR, Portola Meadows Apartments,
                  Series 1989A, 4.050% due 05/01/2019+ ........       1,000,000
     100,000    Los Angeles County, Community Development, COP,
                  Willowbrook Project, 3.950% due 11/01/2015+ .         100,000
     900,000    Los Angeles County, Pension Obligation,
                  Refunding Revenue, Series C,
                  3.750% due 06/30/2007+ ......................         900,000
   1,000,000    Los Angeles County, Transportation
                  Commission Sales Tax Refunding Revenue
                  Bonds, Series 1992A, 3.750% due 07/01/2012+ .       1,000,000
   1,200,000    Los Angeles, Community Redevelopment
                  Agency, COP, Baldwin Hills Public Park
                  Project, 3.950% due 12/01/2014+ .............       1,200,000
     880,000    Los Angeles County, Unified School District,
                  COP, Belmont Learning Complex, Series 1997A,
                  4.000% due 12/01/2017+ ......................         880,000
     200,000    Mendota, Unified School District, Unlimited
                  Tax General Obligation Bonds,
                  7.000% due 05/01/2001 .......................         202,692
   1,000,000    Montebello, TRAN,
                  4.600% due 06/29/2001 .......................       1,001,762
     900,000    Oakland Joint Powers Financing Authority,
                  Lease Revenue Bonds, Series A-1,
                  4.050% due 08/01/2021+ ......................         900,000
   1,000,000    Orange County, Apartment Development
                  Revenue Bonds, (Wood Canyon Villas),
                  4.050% due 12/01/2021+ ......................       1,000,000
   1,100,000    Orange County, COP, Florence Crittendoc Services,
                  3.950% due 03/01/2016+ ......................       1,100,000
     250,000    Orange County, Transportation Authority, Sales
                  Tax Revenue Bonds, Series 1992M,
                  5.500% due 02/15/2001 .......................         250,869
     600,000    Orange County, Water District, COP, Series 1990B,
                  4.450% due 08/15/2015+ ......................         600,000
     100,000    Petaluma, Wastewater Revenue Bonds,
                  4.250% due 05/01/2001 .......................         100,120
     250,000    Pittsburg, Public Financing Authority,
                  Wastewater Revenue Bonds, (Pre-refunded to
                  06/01/2001 @ 102), 6.800% due 06/01/2022 ....         258,603
   1,000,000    Rancho Mirage, Joint Powers Financing
                  Authority, COP, Eisenhower Medical
                  Center, Series 1997B, 3.950% due 07/01/2022+        1,000,000
   1,700,000    Regional Airports Improvement Corporation,
                  Los Angeles Terminal Facilities Completion,
                  (Los Angeles International Airport),
                  4.750% due 12/01/2025+ ......................       1,700,000
     500,000    Riverside County, IDR, (Calavo Growers),
                  3.950% due 09/01/2005+ ......................         500,000
     500,000    Riverside County, Transportation Community,
                  Sales Tax Revenue Bonds, Series 2000A,
                  5.000% due 06/01/2001 .......................         502,379
     864,000    Riverside County, Public Facilities Authority,
                  COP, Series B, 3.900% due 12/01/2015+ .......         864,000
     135,000    Sacramento, Redevelopment Agency Tax
                  Allocation, Merged Downtown, Series A,
                  6.500% due 11/01/2013+ ......................         137,700
     185,000    San Bernardino County, COP, Medical Center
                  Financing Project, Series A,
                  4.900% due 08/01/2001 .......................         186,479
     250,000    San Diego, GO, Refunding Series 1994, Open
                  Space Parking Facilities District No.1,
                  5.200% due 01/01/2001 .......................         250,524
     300,000    San Diego, Multi-family Mortgage Revenue Bonds,
                  3.950% due 08/01/2014+ ......................         300,000
     200,000    San Diego County, Regional Transportation
                  Community Sales Tax Revenue Bonds,
                  Series 1991A, (Pre-refunded to
                  04/01/2001 @ 102), 7.000% due 04/01/2006 ....         206,089
     500,000    San Dimas, Redevelopment Agency, Diversified
                  Shopping, COP, Refunding,
                  3.950% due 12/01/2005+ ......................         500,000
     395,000    San Francisco, Bay Area Rapid Transportation
                  District, Sales Tax Revenue Bonds,
                  (Pre-refunded to 07/01/2001 @ 102),
                  6.400% due 07/01/2005 .......................         409,363
   1,000,000    San Franscisco City & County, Refunding
                  Housing Revenue Redevelopment Agency,
                  MFHR, (Fillmore Center), Series A-1,
                  3.900% due 12/01/2017+ ......................       1,000,000
   1,000,000    San Jose, Redevelopment Agency Revenue,
                  Merged Area Redevelopment Project, Series B,
                  3.600% due 07/01/2026 .......................       1,000,000
     500,000    San Jose, Santa Clara, Water Financing
                  Authority, Sewer Revenue Bonds, Series B,
                  3.750% due 11/15/2011+ ......................         500,000
              Southern California Public Power Authority
                Refunding Revenue:
     200,000    Palo Verde Project, Series B,
                  3.750% due 07/01/2009+ ......................         200,000
     400,000    Palo Verde Project, Series C,
                  3.750% due 07/01/2017+ ......................         400,000
   1,100,000    Transmission Project, (Southern Transmission),
                  3.750% due 07/01/2019+ ......................       1,100,000
     400,000    Union City, Industrial Development Authority,
                  IDR, Series A-1, 3.900% due 12/01/2006+ .....         400,000
     255,000    University of California, University
                  Improvements Revenue Bonds,
                  Multi-Purpose Projects, Series G,
                  4.500% due 09/01/2001 .......................         256,339
                                                                   ------------
                                                                     35,303,484
                                                                   ------------
    PUERTO RICO - 1.4%
     500,000    Commonwealth of Puerto Rico, Unlimited
                  Tax General Obligation Bonds,
                  5.000% due 07/01/2001 .......................         503,479
                                                                   ------------
                Total Municipal Bonds and Notes
                  (Cost $35,806,963) ..........................      35,806,963
                                                                   ------------

   SHARES
   ------

INVESTMENT COMPANY SECURITY - 0.2%
  (Cost $73,534)
      73,534    Dreyfus Basic California Municipal Money
                  Market Fund .................................          73,534
                                                                   ------------
TOTAL INVESTMENTS (Cost $35,880,497*) ................   101.3%      35,880,497
OTHER ASSETS AND LIABILITIES (NET) ...................    (1.3)       (473,822)
                                                         -----     ------------
NET ASSETS ...........................................   100.0%    $ 35,406,675
                                                         =====     ============

----------------------
* Aggregate cost for federal tax purposes.
+ Variable rate security that is payable on demand or upon a five business days notice, and secured by a letter of credit. The interest rates shown reflect the rate in effect at October 31, 2000.


-------------------------------------------------------------------------------
                              GLOSSARY OF TERMS
   AMT     -- Alternative Minimum Tax
   COP     -- Certificate of Participation
   GO      -- General Obligation Bonds
   IDR     -- Industrial Development Revenue
   MFHR    -- Multi-family Housing Revenue
   TRAN    -- Tax and Revenue Anticipation Notes
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

notes to financial statements.

WM GROUP OF FUNDS

1. ORGANIZATION
WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1998, respectively. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment companies. The Money Market Fund and Tax-Exempt Money Market Fund are diversified under the 1940 Act and are two of ten series of WM Trust I. The California Money Fund is non-diversified under the 1940 Act and is one of eight series of WM Trust II. Information presented in this report pertains only to the three named "Funds". Financial statements for the other funds included in the Trusts are presented in a separate report. WM Advisors, Inc. (the "Advisor") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc., a publicly owned financial services company.

The Funds are authorized to offer three classes of shares: Class A shares, Class B shares and Class I shares. The classes differ primarily in their respective shareholder servicing and distribution expenses and arrangements. All shares of each Fund represent an equal pro-rata interest in the assets of the particular class to which the shares belong, and all classes have identical rights except with respect to class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class I shares are currently only offered to the WM Strategic Asset Management Portfolios. The Tax-Exempt Money Market and California Money Funds are not currently offering Class B or Class I shares. The Funds offered Class S shares prior to July 16, 1999, when all outstanding Class S shares were converted into Class B shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:
Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit-worthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:
Up to 10% of the net assets of the Funds may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain variable rate demand notes having a demand period of more than seven days; and (4) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 10% limitation, as applicable, on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund as a whole. Net investment income per share calculations in the financial highlights for the year ended October 31, 2000 excludes these adjustments:

                                                        DECREASE
                                                       ACCUMULATED
                                         DECREASE      NET REALIZED
                                     PAID-IN CAPITAL      LOSS
                                     ---------------   ------------
            California Money Fund       $ (13,350)       $ 13,350

FEDERAL INCOME TAXES:
It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:
General expenses of the Trusts are allocated to all the Funds based upon relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS
WM Advisors, Inc. serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee, in arrears, based on a percentage of the average daily net assets of each Fund at the following rates:

                                                      FEES ON
                                                    NET ASSETS
                                                     EXCEEDING
                                    FEES ON       $500 MILLION AND     FEES ON
                                   NET ASSETS         EQUAL TO        NET ASSETS
                                    UP TO OR         LESS THAN        EXCEEDING
      NAME OF FUND                 $500 MILLION      $1 BILLION       $1 BILLION
      ------------                 ------------      ----------       ----------

      Money Market Fund                .45%            .45%              .40%
      Tax-Exempt Money Market Fund     .45%            .45%              .40%
      California Money Fund            .45%            .40%              .40%

The Advisor has voluntarily waived $44,931 of its advisory fees for the Tax-Exempt Money Market Fund for the year ended October 31, 2000.

WM Shareholder Services, Inc. (the "Transfer Agent") serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.65 for both Class A and Class B shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the year ended October 31, 2000 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES
No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended and $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to Plan participants are paid solely out of the Trusts' assets.

5. DISTRIBUTION PLANS
WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A and B shares. For the year ended October 31, 2000, the Distributor received $861,142 representing CDSC fees from Class B shares. WM Financial Services, Inc. ("WMFS") also serves as a registered broker-dealer for the Funds. For the year ended October 31, 2000, WMFS received $89,479, representing CDSC fees from Class B shares.

Each of the Funds has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of both classes. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both the Class A Plan and the Class B Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. SHARES OF BENEFICIAL INTEREST
The Trusts may issue an unlimited number of shares of beneficial interest, each without par value.

As of October 31, 2000, WM Shareholder Services, Inc. owned 3,504,529 Class I Shares of the Money Market Fund which was equal to 22% of the outstanding Class I Shares.

7. CAPITAL LOSS CARRYFORWARDS
At October 31, 2000, the following Funds had available for federal income tax purposes unused capital losses as follows:

                      EXPIRING    EXPIRING    EXPIRING    EXPIRING   EXPIRING
                      IN 2001     IN 2002     IN 2003     IN 2006     IN 2007

Money Market Fund ...  $ --        $ --        $ --       $72,043      $ --
Tax Exempt Money
    Market Fund .....    --         4,639        --           252        --
California Money Fund   7,549       1,294       18,781       --           2

8. GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS
There are certain risks arising from the concentration of California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

9. CONTRIBUTION/REDEMPTION IN-KIND
Effective as of the close of business on July 16, 1999, the Griffin Portfolio Builder Accounts (asset allocation accounts that were invested in Class A shares of certain Funds in the WM Group of Funds) redeemed in kind their investments in Class A of the Money Market Fund and contributed these assets to the WM Strategic Asset Management Portfolios (the "Portfolios"). The Portfolios used these contributed assets to acquire shares in Class I of certain Funds in the WM Group of Funds.

independent auditors' report

To the Trustees and Shareholders of
WM Money Market Fund, WM Tax-Exempt Money Market Fund and WM California Money Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WM Money Market Fund, WM Tax-Exempt Money Market Fund and WM California Money Fund (collectively, the "Funds") as of October 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2000 and 1999 and the financial highlights for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for WM California Money Fund for the period ended June 30, 1998 and prior were audited by other auditors whose report, dated August 14, 1998, expressed an unqualified opinion on those financial highlights. The financial highlights for WM Money Market Fund and the WM Tax-Exempt Money Market Fund for the period ended December 31, 1997 and prior were audited by other auditors whose report, dated January 20, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at October 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
San Francisco, California
December 8, 2000


tax information (unaudited)

WM GROUP OF FUNDS

YEAR ENDED OCTOBER 31, 2000

The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders at calendar year end.

Of the distributions made from investment income the following percentages are tax exempt for regular Federal income tax purposes:


            Name of Fund
            ------------

            Tax-Exempt Money Market Fund .........................     100%
            California Money Fund ................................     100%

A portion of this income may be subject to alternative minimum tax.

The above percentages may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

                    This Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fundshare price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

                    The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

                    Distributed by
                    WM Funds Distributor, Inc.
                    Member NASD


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